CHANGE IN ACCOUNTING POLICIES - Narrative (Details) - Dry-docking	12 Months Ended
Dec. 31, 2022
Maximum
Disclosure of voluntary change in accounting policy [line items]
Age of vessel	15 years
Dry-docking Interval	5 years
Depreciation period	5 years
Minimum
Disclosure of voluntary change in accounting policy [line items]
Age of vessel	15 years
Dry-docking Interval	2 years 6 months
Depreciation period	2 years 6 months
Effect of transition to IFRS | Maximum
Disclosure of voluntary change in accounting policy [line items]
Age of vessel	15 years
Dry-docking Interval	5 years
Depreciation period	5 years
Effect of transition to IFRS | Minimum
Disclosure of voluntary change in accounting policy [line items]
Age of vessel	15 years
Dry-docking Interval	2 years 6 months
Depreciation period	2 years 6 months